RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense	$ 643,000,000	$ 340,000,000	$ 269,000,000
Deposits, classified as cash and cash equivalents	244,000,000	384,000,000
Hedges of net investment in foreign operations
Disclosure of transactions between related parties [line items]
Derivative financial assets	76,000,000	5,000,000
Derivative financial liabilities	0	27,000,000
Parent company
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense	0	0	6,000,000
Outstanding commitments made by entity, related party transactions	0	0
Deposits, classified as cash and cash equivalents	244,000,000	384,000,000
Interest income on deposits	12,000,000	6,000,000	1,000,000
Base management fee expense	56,000,000	33,000,000	12,000,000
Dividends recognised as distributions to owners	278,000,000	142,000,000
Parent company | Hedges of net investment in foreign operations | Elected for hedge accounting
Disclosure of transactions between related parties [line items]
Unrealised gain (loss) on hedging instrument	$ 0	$ 0	$ 9,000,000